UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Insured Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured Dividend Advantage Municipal Fund (NVG)
	July 31, 2011

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 148.3% (99.8% of Total Investments)
	Alabama – 2.0% (1.3% of Total Investments)
$ 5,310	Athens, Alabama, Water and Sewerage Revenue Warrants, Series 2002, 5.300%, 5/01/32	5/12 at 101.00	A+ (4)	$ 5,563,977
	(Pre-refunded 5/01/12) – NPFG Insured
3,045	Hoover, Alabama, General Obligation Bonds, Series 2003, 5.000%, 3/01/20 (Pre-refunded	3/12 at 101.00	AA+ (4)	3,162,050
	3/01/12) – NPFG Insured
8,355	Total Alabama			8,726,027
	Alaska – 3.6% (2.4% of Total Investments)
15,000	Alaska, International Airport System Revenue Bonds, Series 2002B, 5.250%, 10/01/27	10/12 at 100.00	Aa3 (4)	15,872,700
	(Pre-refunded 10/01/12) – AMBAC Insured
	Arizona – 2.4% (1.6% of Total Investments)
5,000	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	5,003,550
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)
6,000	Phoenix, Arizona, Civic Improvement Revenue Bonds, Civic Plaza, Series 2005B, 0.000%,	No Opt. Call	AA	5,379,240
	7/01/37 – FGIC Insured
11,000	Total Arizona			10,382,790
	California – 15.0% (10.1% of Total Investments)
2,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	No Opt. Call	A–	1,205,320
	2004A, 0.000%, 10/01/20 – AMBAC Insured
6,160	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA+	1,867,219
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
	California Educational Facilities Authority, Revenue Bonds, Occidental College, Series 2005A:
1,485	5.000%, 10/01/26 – NPFG Insured	10/15 at 100.00	Aa3	1,529,654
1,565	5.000%, 10/01/27 – NPFG Insured	10/15 at 100.00	Aa3	1,605,440
2,000	Ceres Unified School District, Stanislaus County, California, General Obligation Bonds, Series	8/12 at 29.17	A+	418,160
	2002B, 0.000%, 8/01/33 – FGIC Insured
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA+	2,259,338
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured	8/28 at 100.00	Aa3	1,197,932
3,600	0.000%, 8/01/34 – AGM Insured	8/28 at 100.00	Aa3	1,623,240
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	9/15 at 100.00	A	2,260,949
	5.000%, 9/01/27 – AMBAC Insured
18,665	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	17,269,045
	Asset-Backed Revenue Bonds, Series 2005A, 5.000%, 6/01/35 – FGIC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
1,000	5.750%, 6/01/47	6/17 at 100.00	Baa3	748,370
365	5.125%, 6/01/47	6/17 at 100.00	Baa3	245,970
1,990	Kern Community College District, California, General Obligation Bonds, Series 2006, 0.000%,	No Opt. Call	AA+	897,052
	11/01/25 – AGM Insured
7,935	Los Angeles, California, Certificates of Participation, Series 2002, 5.300%, 4/01/32 –	4/12 at 100.00	A+	7,952,298
	AMBAC Insured
2,220	Northern California Power Agency, Revenue Refunding Bonds, Hydroelectric Project 1, Series	10/11 at 100.00	A	2,219,933
	1998A, 5.200%, 7/01/32 – NPFG Insured
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA+	2,414,318
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA+	782,106
2,675	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA+	1,737,546
	AGC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/21 at 100.00	AA+	3,106,068
	Participation, Series 2011, 0.000%, 10/01/28 – AGM Insured
2,320	Sacramento Municipal Utility District, California, Electric Revenue Bonds, Series 2001P,	8/11 at 100.00	AA+	2,327,772
	5.250%, 8/15/18 – AGM Insured
	San Francisco Unified School District, California, General Obligation Bonds, Series 2007A:
1,000	3.000%, 6/15/25 – AGM Insured	6/17 at 100.00	AA+	915,940
1,180	3.000%, 6/15/26 – AGM Insured	6/17 at 100.00	AA+	1,061,563
6,820	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	BBB+	4,951,047
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	7/14 at 102.00	Aa1	3,692,318
	Series 2006, 3.500%, 7/01/29 – AGM Insured
1,690	Ventura County Community College District, California, General Obligation Bonds, Series 2005B,	8/15 at 100.00	AA	1,724,932
	5.000%, 8/01/28 – NPFG Insured
100,605	Total California			66,013,530
	Colorado – 5.7% (3.8% of Total Investments)
17,300	Adams County, Colorado, FHA-Insured Mortgage Revenue Bonds, Platte Valley Medical Center,	8/15 at 100.00	BBB	17,645,481
	Series 2005, 5.000%, 8/01/24 – NPFG Insured
750	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/32 –	10/16 at 100.00	BBB	691,860
	SYNCORA GTY Insured
17,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%,	No Opt. Call	Baa1	6,651,080
	9/01/25 – NPFG Insured
35,050	Total Colorado			24,988,421
	District of Columbia – 1.6% (1.1% of Total Investments)
6,805	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A–	6,150,427
	AMBAC Insured
935	Washington Convention Center Authority, District of Columbia, Senior Lien Dedicated Tax Revenue	10/16 at 100.00	AA+	936,767
	Bonds, Series 2007, Residuals 1601, 11.736%, 10/01/30 – AMBAC Insured (IF)
7,740	Total District of Columbia			7,087,194
	Florida – 12.1% (8.2% of Total Investments)
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
2,305	5.250%, 12/01/17 – NPFG Insured	12/13 at 100.00	A–	2,429,055
1,480	5.250%, 12/01/18 – NPFG Insured	12/13 at 100.00	A–	1,546,585
11,600	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AA+	12,036,392
	5.125%, 10/01/21 – AGM Insured (Alternative Minimum Tax)
8,155	Lee County, Florida, Solid Waste System Revenue Refunding Bonds, Series 2001, 5.625%,	10/11 at 100.00	A3	8,211,025
	10/01/13 – NPFG Insured (Alternative Minimum Tax)
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Refunding Bonds, Series 2011A,	No Opt. Call	AA+	1,611,466
	6.000%, 2/01/31 – AGM Insured
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002:
7,165	5.625%, 10/01/15 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	7,479,830
5,600	5.750%, 10/01/16 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	5,830,272
10,000	5.125%, 10/01/21 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	10,181,300
2,000	5.250%, 10/01/22 – FGIC Insured (Alternative Minimum Tax)	10/12 at 100.00	A2	2,033,640
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA	967,830
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB)
1,000	Tallahassee, Florida, Energy System Revenue Bonds, Series 2005, 5.000%, 10/01/28 – NPFG Insured	10/15 at 100.00	AA	1,029,690
51,850	Total Florida			53,357,085
	Georgia – 1.8% (1.2% of Total Investments)
6,925	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	Aa2	7,082,959
	Improvement, Series 2005A, 5.000%, 12/01/30 – NPFG Insured
1,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004, 5.000%, 11/01/22 –	11/14 at 100.00	AA+	1,043,470
	AGM Insured
7,925	Total Georgia			8,126,429
	Idaho – 1.0% (0.7% of Total Investments)
	Idaho Housing and Finance Association, Grant and Revenue Anticipation Bonds, Federal Highway
	Trust Funds, Series 2006:
3,000	5.000%, 7/15/23 – NPFG Insured	7/16 at 100.00	Aa2	3,196,530
1,130	5.000%, 7/15/24 – NPFG Insured	7/16 at 100.00	Aa2	1,193,540
4,130	Total Idaho			4,390,070
	Illinois – 12.9% (8.7% of Total Investments)
10,000	Bolingbrook, Illinois, General Obligation Bonds, Series 2002A, 5.375%, 1/01/38 (Pre-refunded	1/12 at 100.00	Aa3 (4)	10,221,100
	1/01/12) – FGIC Insured
1,305	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.500%, 1/01/38 – NPFG Insured	1/12 at 100.00	Aa3	1,306,905
	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O’Hare International
	Airport, Series 2001C:
4,250	5.500%, 1/01/16 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,305,080
4,485	5.500%, 1/01/17 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,541,735
4,730	5.500%, 1/01/18 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	4,789,835
2,930	5.500%, 1/01/19 – AMBAC Insured (Alternative Minimum Tax)	1/12 at 100.00	A2	2,967,065
3,600	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	3,748,788
	Series 2005A, 5.250%, 1/01/24 – NPFG Insured
3,000	Chicago, Illinois, Third Lien General Airport Revenue Refunding Bonds, O’Hare International	1/12 at 100.00	A1	3,041,760
	Airport, Series 2002A, 5.750%, 1/01/17 – NPFG Insured (Alternative Minimum Tax)
4,000	Cicero, Cook County, Illinois, General Obligation Corporate Purpose Bonds, Series 2002,	12/12 at 101.00	Baa1	4,091,160
	5.000%, 12/01/21 – NPFG Insured
	Community College District 523, Counties of DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago, and
	Boone, Illinois, General Obligation Bonds, Kishwaukee Community College, Capital Appreciation,
	Series 2011B:
2,500	0.000%, 2/01/33 (WI/DD, Settling 8/02/11)	2/21 at 44.26	AA	586,475
2,000	0.000%, 2/01/34 (WI/DD, Settling 8/02/11)	2/21 at 41.04	AA	430,300
480	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,	10/13 at 100.00	Aa3	513,197
	Series 2003C, 5.250%, 10/01/22 – AGM Insured
	DuPage County Community School District 200, Wheaton, Illinois, General Obligation Bonds,
	Series 2003C:
770	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	849,888
250	5.250%, 10/01/22 (Pre-refunded 10/01/13) – AGM Insured	10/13 at 100.00	Aa3 (4)	275,938
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	A+	3,509,170
	2/01/35 – FGIC Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AAA	3,161,000
17,465	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AAA	2,053,185
3,335	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	AAA	2,572,886
	Project, Series 2010B-2, Tender Option Bond Trust 3861, 13.657%, 6/15/42 (IF), (5)
3,900	Rosemont, Illinois, General Obligation Bonds, Series 2011A, 5.600%, 12/01/35 – AGM Insured	12/20 at 100.00	AA+	3,932,097
97,500	Total Illinois			56,897,564
	Indiana – 14.2% (9.6% of Total Investments)
3,380	Evansville, Indiana, Sewerage Works Revenue Refunding Bonds, Series 2003A, 5.000%, 7/01/20 –	7/13 at 100.00	A1	3,571,545
	AMBAC Insured
	Indiana Bond Bank, Special Program Bonds, Hendricks County Redevelopment District,
	Series 2002D:
5,075	5.250%, 4/01/26 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	5,249,326
7,000	5.250%, 4/01/30 (Pre-refunded 4/01/12) – AMBAC Insured	4/12 at 100.00	AA (4)	7,240,450
10,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Marion General Hospital,	7/12 at 100.00	A+	10,004,000
	Series 2002, 5.250%, 7/01/32 – AMBAC Insured
3,215	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42 –	1/17 at 100.00	A+	3,197,446
	NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA+	5,236,850
	5.500%, 1/01/38 – AGC Insured
20,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2002A,	7/12 at 100.00	AAA	20,929,200
	5.250%, 7/01/33 (Pre-refunded 7/01/12) – NPFG Insured
6,960	Valparaiso Middle School Building Corporation, Indiana, First Mortgage Refunding Bonds, Series	1/13 at 100.00	AA+	7,257,053
	2002, 5.000%, 7/15/24 – NPFG Insured
60,630	Total Indiana			62,685,870
	Kansas – 0.8% (0.5% of Total Investments)
3,500	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	No Opt. Call	AA	3,540,635
	Services Corporation, Series 2010A, 5.000%, 1/01/40
	Kentucky – 0.6% (0.4% of Total Investments)
2,415	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding Series	2/19 at 100.00	AA+	2,771,454
	2009, 5.250%, 2/01/20 – AGC Insured
	Louisiana – 4.2% (2.8% of Total Investments)
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA+	5,102,450
	Inc. Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,325	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	1,374,833
	2004, 5.250%, 7/01/24 – NPFG Insured
	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006A:
770	4.750%, 5/01/39 – AGM Insured (UB)	5/16 at 100.00	AA+	761,160
8,270	4.500%, 5/01/41 – FGIC Insured (UB)	5/16 at 100.00	Aa1	7,935,479
3	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Series 2006, Residuals 660-3,	5/16 at 100.00	Aa1	2,795
	15.955%, 5/01/34 – FGIC Insured (IF)
3,085	New Orleans, Louisiana, General Obligation Refunding Bonds, Series 2002, 5.125%, 9/01/21 –	9/12 at 100.00	A3	3,126,524
	NPFG Insured
18,453	Total Louisiana			18,303,241
	Massachusetts – 0.8% (0.6% of Total Investments)
1,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA	1,036,470
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
2,775	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+	2,633,614
	8/01/46 – AGM Insured (UB), (5)
3,775	Total Massachusetts			3,670,084
	Michigan – 0.4% (0.2% of Total Investments)
275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	12/16 at 100.00	N/R (4)	327,467
	Series 2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16) (UB)
1,225	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group,	12/16 at 100.00	AA	1,230,047
	Series 2006A, 5.000%, 12/01/31 (UB)
1,500	Total Michigan			1,557,514
	Minnesota – 0.5% (0.3% of Total Investments)
1,970	Northern Municipal Power Agency, Minnesota, Electric System Revenue Bonds, Refunding Series	No Opt. Call	AA+	2,217,058
	2009A, 5.000%, 1/01/15 – AGC Insured
	Missouri – 0.4% (0.3% of Total Investments)
1,600	St. Louis County Pattonville School District R3, Missouri, General Obligation Bonds, Series	3/14 at 100.00	AA+	1,759,968
	2004, 5.250%, 3/01/19 – AGM Insured
	Nebraska – 2.0% (1.3% of Total Investments)
6,360	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2005, 5.000%, 9/01/32	9/15 at 100.00	AA	6,557,542
	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Series 2003A:
1,000	5.250%, 4/01/20 – AGM Insured	4/13 at 100.00	AA+	1,062,280
1,000	5.250%, 4/01/21 – AGM Insured	4/13 at 100.00	AA+	1,056,640
8,360	Total Nebraska			8,676,462
	Nevada – 2.1% (1.4% of Total Investments)
2,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	No Opt. Call	AA+	2,448,959
	AGM Insured
6,665	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	AA+	6,712,055
	International Airport, Series 2010A, 5.250%, 7/01/39 – AGM Insured
9,015	Total Nevada			9,161,014
	New Jersey – 0.9% (0.6% of Total Investments)
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	2,424,469
	2006A, 5.250%, 12/15/20
1,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA+	1,349,796
	AGM Insured
3,350	Total New Jersey			3,774,265
	New York – 5.9% (4.0% of Total Investments)
1,120	Dormitory Authority of the State of New York, FHA-Insured Mortgage Revenue Bonds, Montefiore	2/15 at 100.00	BBB	1,191,893
	Hospital, Series 2004, 5.000%, 8/01/23 – FGIC Insured
3,660	Dormitory Authority of the State of New York, Revenue Bonds, Mental Health Services Facilities	2/15 at 100.00	AA–	3,822,211
	Improvements, Series 2005B, 5.000%, 2/15/23 – AMBAC Insured
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
2,000	13.606%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,172,560
1,335	13.595%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,450,184
3,130	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A, 4.500%,	2/17 at 100.00	A	2,657,245
	2/15/47 – NPFG Insured
2,400	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	A–	2,275,320
	5/01/33 – NPFG Insured
480	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2005B,	11/15 at 100.00	A	488,400
	5.000%, 11/15/30 – AMBAC Insured
10,265	Metropolitan Transportation Authority, New York, Transportation Revenue Refunding Bonds,	11/12 at 100.00	AA+	10,321,047
	Series 2002A, 5.000%, 11/15/30 – AGM Insured
1,435	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA+	1,592,994
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
25,825	Total New York			25,971,854
	North Carolina – 0.6% (0.4% of Total Investments)
2,080	North Carolina Medical Care Commission, FHA-Insured Mortgage Revenue Bonds, Betsy Johnson	10/13 at 100.00	AA+ (4)	2,287,584
	Regional Hospital Project, Series 2003, 5.375%, 10/01/24 (Pre-refunded 10/01/13) – AGM Insured
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009A, 6.000%, 6/01/34 –	6/19 at 100.00	AA+	579,145
	AGC Insured
2,620	Total North Carolina			2,866,729
	Ohio – 0.5% (0.3% of Total Investments)
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
65	5.125%, 6/01/24	6/17 at 100.00	Baa3	53,294
710	5.875%, 6/01/30	6/17 at 100.00	Baa3	558,578
685	5.750%, 6/01/34	6/17 at 100.00	Baa3	518,018
1,570	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,162,177
3,030	Total Ohio			2,292,067
	Oklahoma – 0.5% (0.3% of Total Investments)
2,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	1,997,080
	5.000%, 2/15/37
	Oregon – 1.6% (1.1% of Total Investments)
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Series 2009A,	5/19 at 100.00	AAA	3,161,010
	5.000%, 11/15/33
	Oregon, General Obligation Veterans Welfare Bonds, Series 82:
2,605	5.375%, 12/01/31	12/11 at 100.00	AA+	2,614,170
1,235	5.500%, 12/01/42	12/11 at 100.00	AA+	1,238,026
6,840	Total Oregon			7,013,206
	Pennsylvania – 4.8% (3.2% of Total Investments)
4,500	Allegheny County, Pennsylvania, Airport Revenue Refunding Bonds, Pittsburgh International	No Opt. Call	BBB+	4,727,250
	Airport, Series 1997A, 5.750%, 1/01/13 – NPFG Insured (Alternative Minimum Tax)
1,050	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA+	1,056,048
	5.000%, 1/01/40 – AGM Insured
4,130	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA+	4,044,964
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured (UB)
1,050	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/26 –	6/16 at 100.00	Aa3	1,097,838
	AMBAC Insured
6,000	Pennsylvania Turnpike Commission, Turnpike Subordinate Revenue Bonds, Series 2009C, 0.000%,	6/26 at 100.00	AA+	4,766,940
	6/01/33 – AGM Insured
2,000	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AA+	2,122,880
	11/15/18 – AGM Insured
2,000	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2005,	1/16 at 100.00	AA+	2,205,180
	5.000%, 1/15/19 – AGM Insured (UB)
1,000	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	1,085,580
	District, Series 2003, 5.000%, 6/01/23 (Pre-refunded 6/01/13) – AGM Insured
21,730	Total Pennsylvania			21,106,680
	Puerto Rico – 0.4% (0.3% of Total Investments)
1,225	Puerto Rico Municipal Finance Agency, Series 2005C, 5.250%, 8/01/21 – CIFG Insured	No Opt. Call	A3	1,292,902
5,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	673,350
	8/01/42 – NPFG Insured
6,225	Total Puerto Rico			1,966,252
	South Carolina – 1.5% (1.0% of Total Investments)
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA+	2,028,059
	2006, 5.000%, 12/01/28 – AGM Insured
	Greenville, South Carolina, Tax Increment Revenue Improvement Bonds, Series 2003:
1,000	5.500%, 4/01/17 – NPFG Insured	4/13 at 100.00	A–	1,072,860
2,300	5.000%, 4/01/21 – NPFG Insured	4/13 at 100.00	A–	2,423,579
1,000	Scago Educational Facilities Corporation, South Carolina, Installment Purchase Revenue Bonds,	10/15 at 100.00	AA+	1,061,220
	Spartanburg County School District 5, Series 2005, 5.000%, 4/01/21 – AGM Insured
6,250	Total South Carolina			6,585,718
	Tennessee – 9.6% (6.5% of Total Investments)
	Memphis, Tennessee, Sanitary Sewerage System Revenue Bonds, Series 2004:
1,495	5.000%, 10/01/19 – AGM Insured	10/14 at 100.00	AA+	1,640,852
1,455	5.000%, 10/01/20 – AGM Insured	10/14 at 100.00	AA+	1,596,950
1,955	5.000%, 10/01/21 – AGM Insured	10/14 at 100.00	AA+	2,142,817
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002A,	11/12 at 100.00	AA– (4)	10,605,600
	5.125%, 11/01/28 (Pre-refunded 11/01/12) – AMBAC Insured
10,000	Memphis-Shelby County Sports Authority, Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,	11/12 at 100.00	AA– (4)	10,592,500
	5.125%, 11/01/29 (Pre-refunded 11/01/12) – AMBAC Insured
15,195	Tennessee State School Bond Authority, Higher Educational Facilities Second Program Bonds,	5/12 at 100.00	AA+ (4)	15,779,856
	Series 2002A, 5.250%, 5/01/32 (Pre-refunded 5/01/12) – AGM Insured
40,100	Total Tennessee			42,358,575
	Texas – 20.0% (13.5% of Total Investments)
3,500	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	A+	3,543,715
	Series 2001A, 5.750%, 11/01/13 – NPFG Insured (Alternative Minimum Tax)
	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,
	TECO Project, Series 2003:
2,240	5.000%, 11/15/16 – NPFG Insured	11/13 at 100.00	AA	2,374,557
2,355	5.000%, 11/15/17 – NPFG Insured	11/13 at 100.00	AA	2,471,573
4,080	Harris County, Texas, General Obligtion Toll Road Revenue Bonds, Series 2007C, Trust 3418,	No Opt. Call	AAA	5,854,433
	14.151%, 8/15/27 – AGM Insured (IF)
13,000	Houston Area Water Corporation, Texas, Contract Revenue Bonds, Northeast Water Purification	3/12 at 100.00	N/R (4)	13,381,680
	Plant, Series 2002, 5.125%, 3/01/32 (Pre-refunded 3/01/12) – FGIC Insured
1,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	1,085,030
	5/15/24 – FGIC Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011C:
2,590	0.000%, 9/01/43	9/31 at 100.00	AA	1,340,040
3,910	0.000%, 9/01/45	9/31 at 100.00	AA	2,262,091
4,345	San Antonio, Texas, Water System Senior Lien Revenue Refunding Bonds, Series 2002, 5.500%,	5/12 at 100.00	AA+	4,514,672
	5/15/17 – AGM Insured
6,950	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	6,965,777
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2002:
3,520	5.125%, 11/01/20 – NPFG Insured	5/12 at 100.00	Baa1	3,385,466
3,520	5.125%, 11/01/21 – NPFG Insured	5/12 at 100.00	Baa1	3,314,573
	Texas Student Housing Authority, Revenue Bonds, Austin Project, Senior Series 2001A:
9,400	5.375%, 1/01/23 – NPFG Insured	1/12 at 102.00	Baa1	7,193,162
11,665	5.500%, 1/01/33 – NPFG Insured	1/12 at 102.00	Baa1	7,848,445
5,000	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999B,	10/11 at 100.00	AAA	5,020,050
	5.250%, 7/15/17
9,145	Texas, General Obligation Bonds, Veterans Housing Assistance Program Fund II, Series 2002A-1,	6/12 at 100.00	Aaa	9,472,757
	5.250%, 12/01/22 (Pre-refunded 6/01/12) (Alternative Minimum Tax) (UB)
	Williamson County, Texas, General Obligation Bonds, Series 2002:
3,000	5.250%, 2/15/22 (Pre-refunded 2/15/12) – AGM Insured	2/12 at 100.00	AAA	3,083,160
5,000	5.250%, 2/15/25 (Pre-refunded 2/15/12) – AGM Insured	2/12 at 100.00	AAA	5,138,600
94,220	Total Texas			88,249,781
	Utah – 1.2% (0.8% of Total Investments)
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008, Trust 1193, 13.570%, 12/15/15 –	No Opt. Call	AAA	5,270,157
	AGM Insured (IF)
	Washington – 15.5% (10.5% of Total Investments)
5,265	Energy Northwest, Washington Public Power, Nine Canyon Wind Project Revenue Bonds, Series	7/16 at 100.00	A	5,293,693
	2006A, 4.500%, 7/01/30 – AMBAC Insured
3,235	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA+ (4)	3,388,888
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 (Pre-refunded 7/01/12) – AGM Insured
3,365	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Columbia Generating Station –	7/12 at 100.00	AA+	3,504,579
	Nuclear Project 2, Series 2002B, 5.350%, 7/01/18 – AGM Insured
7,675	Energy Northwest, Washington, Electric Revenue Refunding Bonds, Nuclear Project 1, Series	7/12 at 100.00	Aaa	8,019,914
	2002A, 5.500%, 7/01/15 – NPFG Insured
2,500	Port of Seattle, Washington, Revenue Refunding Bonds, Series 2002D, 5.750%, 11/01/15 – FGIC	11/12 at 100.00	Aa2	2,624,374
	Insured (Alternative Minimum Tax)
2,200	Snohomish County School District 2, Everett, Washington, General Obligation Bonds, Series	12/13 at 100.00	AA+	2,399,847
	2003B, 5.000%, 6/01/17 – AGM Insured
3,255	Thurston and Pierce Counties School District, Washington, General Obligation Bonds, Yelm	6/13 at 100.00	Aa1 (4)	3,548,470
	Community Schools, Series 2003, 5.250%, 12/01/16 (Pre-refunded 6/01/13) – AGM Insured
10,000	University of Washington, General Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/37 –	6/17 at 100.00	Aaa	10,276,900
	AMBAC Insured (UB)
	Washington State Economic Development Finance Authority, Wastewater Revenue Bonds, LOTT
	Project, Series 2002:
2,000	5.500%, 6/01/17 – AMBAC Insured	6/12 at 100.00	Aa3	2,075,799
4,325	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	Aa3	4,430,963
15,000	Washington State Health Care Facilities Authority, Revenue Bonds, Harrison Memorial Hospital,	8/13 at 102.00	N/R	13,772,250
	Series 1998, 5.000%, 8/15/28 – AMBAC Insured
3,335	Washington State, General Obligation Bonds, Series 2009, Trust 1212, 13.506%, 7/01/14 –	No Opt. Call	AA+	3,779,922
	AGM Insured (IF)
5,170	Whitman County School District 267, Pullman, Washington, General Obligation Bonds, Series	6/12 at 100.00	Aa1 (4)	5,377,058
	2002, 5.000%, 12/01/20 (Pre-refunded 6/01/12) – AGM Insured
67,325	Total Washington			68,492,657
	Wisconsin – 1.2% (0.8% of Total Investments)
5,000	Wisconsin, Transportation Revenue Refunding Bonds, Series 2002-1, 5.125%, 7/01/18	7/12 at 100.00	AA+ (4)	5,226,550
	(Pre-refunded 7/01/12) – AMBAC Insured
$ 739,753	Total Municipal Bonds (cost $636,733,052)			653,356,681
Shares	Description (1)			Value
	Investment Companies – 0.3% (0.2% of Total Investments)
13,600	BlackRock MuniEnhanced Fund Inc.			$ 135,864
8,134	BlackRock MuniHoldings Fund Inc.			120,383
7,920	Dreyfus Strategic Municipal Fund			62,964
3,500	DWS Municipal Income Trust			41,580
9,668	Morgan Stanley Quality Municipal Income Trust			115,243
26,280	PIMCO Municipal Income Fund II			270,421
9,500	Van Kampen Advantage Municipal Income Fund II			107,445
28,980	Van Kampen Investment Grade Municipal Trust			387,173
	Total Investment Companies (cost $1,353,712)			1,241,073
	Total Investments (cost $638,086,764) – 148.6%			654,597,754
	Floating Rate Obligations – (6.5)%			(28,413,334)
	MuniFund Term Preferred Shares, at Liquidation Value – (24.5)% (6)			(108,000,000)
	Other Assets Less Liabilities – 3.3%			14,183,550
	Auction Rate Preferred Shares, at Liquidation Value – (20.9)% (6)			(91,950,000)
	Net Assets Applicable to Common Shares – 100%			$ 440,417,970

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$653,356,681	$ —	$653,356,681
Investment Companies	1,241,073	—	—	1,241,073
Total	$1,241,073	$653,356,681	$ —	$654,597,754

During the period ended July 31, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse Floating rate securities reflected as Financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2011, the cost of investments was $617,194,677.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2011, were as follows:

Gross unrealized:
Appreciation	$ 30,982,818
Depreciation	(21,992,648)
Net unrealized appreciation (depreciation) of investments	$ 8,990,170

The Fund intends to invest at least 80% of its managed assets in municipal securities that are covered by insurance guaranteeing the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	MuniFund Term Preferred Shares and Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investements are 16.5% and 14.0%, respectively.
N/R	Not rated.
WI/DD	Purchased on a when-issued or delayed delivery basis.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Insured Dividend Advantage Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2011